Goodwill and Mortgage Servicing Rights (Commercial and Residential Mortgage Loan Servicing Assets - Key Valuation Assumptions) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair Value	$ 1,644	$ 1,983
Mortgage Servicing Rights | Commercial Real Estate
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair Value	$ 649	$ 726	$ 668	$ 576
Weighted-average life	4 years 1 month 6 days	4 years 1 month 6 days
Decline in fair value from 10% adverse change in prepayment rate	$ 9	$ 10
Decline in fair value from 20% adverse change in prepayment rate	17	19
Decline in fair value from 10% adverse change in interest rate	17	19
Decline in fair value from 20% adverse change in interest rate	34	39
Mortgage Servicing Rights | Residential Mortgages
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair Value	$ 995	$ 1,257	$ 1,164	$ 1,182
Weighted-average life	5 years 2 months 12 days	6 years 10 months 24 days
Decline in fair value from 10% adverse change in prepayment rate	$ 46	$ 41
Decline in fair value from 20% adverse change in prepayment rate	$ 89	$ 79
Spread over the benchmark curve	7.69%	8.06%
Decline in fair value from 10% adverse change in adjusted spread	$ 27	$ 37
Decline in fair value from 20% adverse change in adjusted spread	$ 52	$ 73
Measurement Input, Constant Prepayment Rate | Mortgage Servicing Rights | Commercial Real Estate
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing asset, measurement input	0.0456	0.0565
Measurement Input, Constant Prepayment Rate | Mortgage Servicing Rights | Residential Mortgages
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing asset, measurement input	0.1351	0.0869
Measurement Input, Discount Rate | Mortgage Servicing Rights | Commercial Real Estate
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing asset, measurement input	0.0791	0.0839